Goodwill (Tables)	3 Months Ended
Mar. 31, 2024
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill are as follows:

	Merchant Solutions(1)	Digital Wallets (2)	Total
Balance as of December 31, 2023	$637,446	$1,385,956	$2,023,402
Foreign exchange	—	(16,601)	(16,601)
Balance as of March 31, 2024	$637,446	$1,369,355	$2,006,801

	Merchant Solutions(1)	Digital Wallets (2)	Total
Balance as of December 31, 2022	$637,446	$1,361,686	$1,999,132
Foreign exchange	-	9,994	9,994
Balance as of March 31, 2023	$637,446	$1,371,680	$2,009,126

(1)
Accumulated impairment loss was $1,159,145 as of March 31, 2024 and December 31, 2023 within the Merchant Solutions segment.
(2)
Accumulated impairment loss was $723,042 as of March 31, 2024 and December 31, 2023 within the Digital Wallets segment.